Glencore Pre-Payment Facility (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 30, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2017
Glencore Pre-Payment Facility (Details) [Line Items]
Aggregate principal amount of debt							$ 15.0
Annual principal repayment due 2018						$ 3.9
Annual principal repayment due 2019					$ 5.5
Annual principal repayment due 2020				$ 2.7
Annual principal repayment due 2021			$ 1.4
Annual principal repayment due 2022		$ 1.5
Promissory Note [Member]
Glencore Pre-Payment Facility (Details) [Line Items]
Aggregate principal amount of debt		$ 15.0
Term loan	4 years
Interest rate		5.00%